S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.37
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.63
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 201,355,981
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	27,331,667
No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.39
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.61
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 231,514,281
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	31,331,667
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.78
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.22
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 151,355,981
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	22,331,667
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.8
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.22
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 174,014,281
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	25,581,667
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.15
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 101,355,981
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	17,331,667
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.88
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.12
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 116,514,281
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	19,831,667
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.84
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 51,355,981
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	12,331,667
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.19
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.81
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 59,014,281
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	14,081,667
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.18
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.82
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 1,355,981
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	7,331,667
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.18
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.82
Net Tangible Book Value | $	$ (14,775)
Net Tangible Book Value, Adjusted | $	$ 1,514,281
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used, Adjustment | shares	8,331,667
Increase Attributable To Public Shareholders [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.37
Increase Attributable To Public Shareholders [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.39
Increase Attributable To Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.78
Increase Attributable To Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.8
Increase Attributable To Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.85
Increase Attributable To Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.88
Increase Attributable To Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.16
Increase Attributable To Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.19
Increase Attributable To Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.18
Increase Attributable To Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.18
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ 201,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,495,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,495,000
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	34,056
Overallotment Liability [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,300)
Overallotment Liability [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,300)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,300)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,300)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,300)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts Paid For Redemptions [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts Paid For Redemptions [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(50,000,000)
Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(57,500,000)
Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(100,000,000)
Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(115,000,000)
Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(150,000,000)
Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(172,500,000)
Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(200,000,000)
Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (230,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Offered [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Private Placement Shares [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	665,000
Private Placement Shares [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	655,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	665,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	655,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	665,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	655,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	665,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	655,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	665,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	655,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(23,000,000)